SHARE BASED COMPENSATION (Narrative) (Details)								1 Months Ended				12 Months Ended
	Aug. 20, 2015 shares	May. 04, 2015 item shares	Apr. 13, 2015 item $ / shares shares	Mar. 01, 2015 item $ / shares shares	Oct. 10, 2014 item $ / shares shares	Aug. 18, 2014 shares	Oct. 01, 2013 item $ / shares shares	Apr. 30, 2015 shares	Aug. 31, 2014 item shares	Aug. 31, 2009 item shares	Jul. 31, 2009 item shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Oct. 31, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted													480,000
Additional stock-based compensation expense | ¥															¥ 1,608,968
Share-based compensation | ¥													¥ 112,714,385	¥ 42,689,995	17,992,206
Market value of ordinary shares | (per share)												$ 6.9				¥ 40.75
Intrinsic value of options exercised | ¥													¥ 152,515,116	¥ 67,877,828	¥ 76,736,538
Fair value per option at grant date (RMB) | ¥ / shares													¥ 27.73	¥ 28.42	¥ 23.32
Unrecognized share-based compensation expense | ¥																¥ 171,208,752
Unrecognized share-based compensation expense, weighted-average recognition period													4 years
Cash received from the exercise of share options | ¥													¥ 7,613,965
Stock options outstanding														15,625,322		14,627,422
Stock based compensation from issuance of options | ¥													¥ 112,714,385
Options forfeited or vested													296,000
Remaining contractual life													6 years 6 months 11 days
JinkoSolar Power [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued								12,766,000
Share split ratio								1,000
Minimum [Member] | JinkoSolar Power [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per option at grant date (RMB) | $ / shares												1.88
Maximum [Member] | JinkoSolar Power [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per option at grant date (RMB) | $ / shares												$ 2.01
Stock Options [Member] | JinkoSolar Power [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life													10 years
Stock options outstanding																8,680,880
Share-based compensation expense not yet recognized | ¥																¥ 21,948,304
Options forfeited or vested
Remaining contractual life													9 years 4 months 2 days
Stock Options [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting increments | item					5		12
Options granted					9,940,000	873,200	600,000
Exercise price of options granted | $ / shares					$ 5.93		$ 4.38
Additional stock-based compensation expense | ¥														¥ 35,513
Stock Options [Member] | Officer [Member] | JinkoSolar Power [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		1,659,580
Stock Options [Member] | Officer [Member] | JinkoSolar Power [Member] | Vest on the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		40.00%
Stock Options [Member] | Officer [Member] | JinkoSolar Power [Member] | Vest on the second and third anniversaries [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		30.00%
Stock Options [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted							680,000
Exercise price of options granted | $ / shares							$ 4.38
Stock Options [Member] | Directors and employees [Member] | JinkoSolar Power [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting increments | item		5
Options granted		7,021,300
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per option at grant date (RMB) | ¥ / shares													¥ 25.62
Stock Options [Member] | Minimum [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting increments | item							3
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per option at grant date (RMB) | ¥ / shares													¥ 35.31
Stock Options [Member] | Maximum [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting increments | item							5
2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued											9,325,122
Contractual life											7 years
Number of vesting increments | item											5
Options granted													142,020
2009 Plan [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted										953,200
Number of employees to whom options granted | item										1
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										36 months
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued									12,796,745
Contractual life									10 years
Number of vesting increments | item									5
Options granted													337,980
2014 Plan [Member] | JinkoSolar Power [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued																	12,766
2014 Plan [Member] | Stock Options [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting increments | item			5
Options granted			160,000
Exercise price of options granted | $ / shares			$ 5.93
2014 Plan [Member] | Stock Options [Member] | Directors, officers and employees [Member] | JinkoSolar Power [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		8,680,880
Equity Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	1,352,840
Additional stock-based compensation expense | ¥													¥ 180,553
2009 and 2014 Plan [Member] | Stock Options [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting increments | item				5
Options granted				320,000
Exercise price of options granted | $ / shares				$ 5.93